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Morgan, Lewis &  Bockius LLP                                 Morgan Lewis
1800 M Street, N.W.                                          COUNSELORS AT LAW
Washington, D.C.  20036-5869
Tel.  202.467.7000
Fax: 202.467.7176
www.morganlewis.com



November 9, 2001



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund that the prospectus dated November 19, 2001 for the C&B Equity Portfolio, C&B Equity Portfolio for Taxable Investors and the C&B Mid Cap Equity Portfolio and the Statement of Additional Information also dated November 19, 2001, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 48 filed electronically on November 5, 2001.

Please do not hesitate to contact me at (202) 467-7875 or John Ford at (202) 467-7856 should you have any questions.


Sincerely,

/S/ Thomas P. Lemke

Thomas P. Lemke





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